1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

April 27, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 314 (“PEA 314”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 430 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 314 is being filed to register a new class of shares, I-3, for: PIMCO All Asset All Authority Fund, PIMCO All Asset Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Mortgage Opportunities Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Total Return Fund, PIMCO Unconstrained Bond Fund, PIMCO Diversified Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Income Fund, PIMCO Low Duration Income Fund, PIMCO Preferred and Capital Securities Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund, PIMCO StocksPLUS® Small Fund, PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO TRENDS Managed Futures Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO Low Duration Fund, PIMCO Short Asset Investment Fund, and PIMCO Short-Term Fund, each an existing series of the Trust. PEA 314 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares not included herein.

We hereby represent that PEA 314 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

Attachments